Weil, Gotshal & Manges LLP

767 Fifth Avenue

New York, NY 10153-0119

(212) 310-8000

FAX: (212) 310-8007

September 21, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	NewStar Financial, Inc.

Dear Ladies and Gentlemen:

On behalf of NewStar Financial, Inc., a Delaware corporation (the “Company”), please accept for filing, pursuant to the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-1 relating to the registration of its Common Stock, par value $0.01 per share, having a proposed maximum aggregate offering price of $100,000,000.

Please be advised that funds in the amount of $10,700 representing the registration fee for the filing of the Registration Statement have been transferred by electronic wire transfer to the Securities and Exchange Commission.

Please contact the undersigned at (212) 310-8971 with any questions or comments concerning the above or the registration statement generally.

Very truly yours,

/s/ Alexander D. Lynch

Alexander D. Lynch